Disclosures About the Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2013
Disclosures About the Fair Value of Financial Instruments

18. DISCLOSURES ABOUT THE FAIR VALUE OF FINANCIAL INSTRUMENTS

(a) Cash and cash equivalents, Time deposits, Trade receivables, Short-term borrowings, Current maturities of long-term indebtedness, Trade payables and Accrued expenses

The carrying amounts approximate fair values because of the short maturities of these instruments.

(b) Investment securities

The fair value of investment securities is principally based on quoted market price. Ricoh have not estimated the fair value of non-marketable equity securities, as it is not practicable. Because there were no quoted market prices for non-marketable equity securities and each security had different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs. The carrying amounts of non-marketable equity securities were ¥1,837 million and ¥1,783 million as of March 31, 2012 and 2013, respectively.

(c) Installment loans

The fair value of installment loans is based on the present value of future cash flows using the current interest rate for similar instruments of comparable maturity. Installment loans using inputs described above are classified as Level 2 under the fair value measurement and disclosure framework.

(d) Long-term indebtedness

The fair value of each of the long-term indebtedness instruments is based on the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar instruments of comparable maturity. Long-term indebtedness using inputs described above are classified as Level 2 under the fair value measurement and disclosure framework.

(e) Interest rate swap agreements

The fair value of interest rate swap agreements is mainly estimated by obtaining quotes from brokers.

(f) Foreign currency contracts and Foreign currency options

The fair value of foreign currency contracts and foreign currency options is mainly estimated by obtaining quotes from brokers.

The estimated fair value of the financial instruments as of March 31, 2012 and 2013 is summarized as follows:

	Millions of Yen
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥43,633	¥43,633	¥52,319	¥52,319
Installment loans	83,361	84,441	89,657	90,655
Long-term indebtedness	(525,435)	(524,056)	(476,381)	(475,018)
Interest rate swap agreements:
assets	45	45	835	835
liabilities	2,227	2,227	2,239	2,239
Foreign currency contracts:
assets	468	468	531	531
liabilities	6,300	6,300	20,448	20,448
Foreign currency options:
assets	36	36	99	99
liabilities	1,056	1,056	15	15

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.